Filed electronically with the Securities and Exchange Commission on January 30, 2009

                                                               File No. 02-91577
                                                               File No. 811-4049
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |___|

                        Pre-Effective Amendment No.                     |___|
                      Post-Effective Amendment No. 45                   | X |
                                                   --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                    |___|

                             Amendment No. 47                           | X |
                                           --


                                DWS Income Trust
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                                  John Millette
                          Vice President and Secretary
                       One Beacon Street, Boston, MA 02108
                       -----------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|___|     Immediately upon filing pursuant to paragraph (b)
| x |     On February 1, 2009 pursuant to paragraph (b)
|___|     60 days after filing pursuant to paragraph (a)(1)
|___|     On _____________ pursuant to paragraph (a)(1)
|___|     75 days after filing pursuant to paragraph (a)(2)
|___|     On _____________ pursuant to paragraph (a)(2) of Rule 485

          If appropriate, check the following box:
|___| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (the "Amendment") for DWS Income Trust (the "Registrant") is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") in order to file Exhibits (c), (m)(1) and (m)(2) which were not filed in Post-Effective Amendment No. 44 to the Registrant's Registration Statement filed with the Commission on January 28, 2009 (Accession No 0000088053-09-000107). Parts A and B of Post-Effective Amendment No. 44 to the Registration Statement are incorporated herein by reference.

                              PART A -- PROSPECTUS
                              --------------------

The Prospectuses for DWS GNMA Fund - Classes A, C, Institutional and S are incorporated by reference to Part A of Post-Effective Amendment No. 44 to the Registration Statement filed on January 28, 2009 (Accession No
0000088053-09-000107).

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION
                  ---------------------------------------------

The Statements of Additional Information for DWS GNMA Fund - Classes A, C, Institutional and S are incorporated by reference to Part B of Post-Effective Amendment No. 44 to the Registration Statement filed on January 28, 2009 (Accession No 0000088053-09-000107).

This Amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant's other series or classes.

                                DWS INCOME TRUST

                            PART C. OTHER INFORMATION

    Item 23.        Exhibits.
    --------        ---------
                       (a)                  Amended and Restated Declaration of Trust dated June 2, 2008. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration
                                            Statement, as filed on January 28, 2009.)

                       (b)                  By-laws of the Registrant dated as of April 1, 2008. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement,
                                            as filed on January 28, 2009.)

                       (c)                  Establishment and Designation of Series and Classes of Shares of Beneficial
                                            Interest dated February 2, 2009 is filed herein.

                       (d)                  Amended and Restated Investment Management Agreement between the Registrant on behalf of DWS GNMA Fund and Deutsche Investment Management Americas Inc.
                                            dated June 1, 2006. (Incorporated by reference to Post-Effective Amendment
                                            No. 42 to the Registration Statement, as filed on February 1, 2007.)

                       (e)                  Underwriting Agreement between the Registrant and Scudder Distributors, Inc.
                                            dated September 30, 2002. (Incorporated by reference to Post-Effective
                                            Amendment No. 35, as filed on January 28, 2003.)

                       (f)                  Inapplicable

                       (g)                  Master Custodian Agreement between the Registrant and State Street Bank and
                                            Trust Company dated November 17, 2008. (Incorporated by reference to
                                            Post-Effective Amendment No. 44 to the Registration Statement, as filed on
                                            January 28, 2009.)

                       (h)        (h)(1)    Conformed Copy of Agency Agreement between DWS Investment Trust on behalf of
                                            DWS GNMA Fund and DWS Scudder Investments Service Company dated April 1,
                                            2007. (Incorporated by reference to Post-Effective Amendment No. 43, as filed on January 28, 2008.)

                                  (h)(2)    Letter of Indemnity to the Scudder Funds dated October 13, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement, as filed on February 1, 2007.)

                                  (h)(3)    Letter of Indemnity to the Scudder Funds dated October 13, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement, as filed on February 1, 2007.)

                                  (h)(4)    Letter of Indemnity to the Independent Directors/Trustees dated October 13,
                                            2004. (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                            Registration Statement, as filed on February 1, 2007.)


                                       3

                                  (h)(5)    Amended and Restated Administrative Services Agreement, between the
                                            Registrant, on behalf of DWS GNMA Fund, and Deutsche Investment Management
                                            Americas Inc. dated October 1, 2008. (Incorporated by reference to
                                            Post-Effective Amendment No. 44 to the Registration Statement, as filed on
                                            January 28, 2009.)

                                  (h)(6)    Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between
                                            Registrant and DWS Scudder Distributors, Inc and certain financial intermediaries is filed herein.

                                  (h)(7)    Form of Expense Limitation Agreement, dated October 1, 2007, between the
                                            Registrant and Deutsche Investment Management Americas Inc is filed herein.

                       (i)                  Legal Opinion and Consent of Counsel. (Previously filed as Exhibit (i) to
                                            Post-Effective Amendment No. 34 to the Registration Statement.)

                       (j)                  Consent of Independent Registered Public Accounting Firm. (Incorporated by
                                            reference to Post-Effective Amendment No. 44 to the Registration Statement,
                                            as filed on January 28, 2009.)

                       (k)                  Inapplicable

                       (l)                  Inapplicable

                       (m)        (m)(1)    Rule 12b-1 Plan for DWS GNMA Fund - Class A shares, dated February 2, 2009 is filed herein.

                                  (m)(2)    Rule 12b-1 Plan for DWS GNMA Fund - Class C shares, dated February 2, 2009 is filed herein.

                       (n)                  Amended and Restated Multi-Distribution System Plan with respect to Scudder
                                            GNMA Fund, pursuant to Rule 18f-3, dated December 29, 2000. (Previously filed as Exhibit (n)(3) to Post-Effective Amendment No. 34 to the
                                            Registration Statement.)

                       (p)        (p)(1)    Code of Ethics for Deutsche Asset Management - U.S., dated January 1, 2008.
                                            (Incorporated by reference to Post-Effective Amendment No. 43, as filed on
                                            January 28, 2008.)

                                  (p)(2)    Consolidated Fund Code of Ethics (All Funds). (Incorporated by reference to
                                            Post-Effective Amendment No. 42 to the Registration Statement, as filed on
                                            February 1, 2007.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and

                  Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. (hereafter, "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.


Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------
         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         100 Plaza One
         Jersey City, NJ 07311

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         345 Park Avenue
         New York, NY 10154

         Donna White                    Chief Compliance Officer                  None
         280 Park Avenue
         New York, NY 10017

         Jason Vazquez                  Vice President and AML Compliance         Anti-Money Laundering
         280 Park Avenue                Officer                                   Compliance Officer
         New York, NY 10017


                                       7

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Caroline Pearson               Secretary                                 Assistant Secretary
         One Beacon Street
         Boston, MA 02108

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Patricia DeFilippis            Assistant Secretary                       None
         280 Park Avenue
         New York, NY 10017

         Anjie LaRocca                  Assistant Secretary                       None
         280 Park Avenue
         New York, NY 10017

         (c)      Not applicable


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., One Beacon Street, Boston, MA 02108. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agents are maintained by DWS Investments Service Corporation, One Beacon Street, Boston, Massachusetts 02108, DWS Investments Service Company, 210 West 10th Street, Kansas City, MO 64105-1614, or DST Systems, Inc., the sub-transfer agent, at 127 West 10th Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 30th day of January 2009.

                                             DWS INCOME TRUST

                                              By:  /s/Michael G. Clark
                                                   -------------------
                                                   Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----
/s/Michael G. Clark
-------------------------------------
Michael G. Clark*                          President                                    January 30, 2009

/s/Paul H. Schubert
-------------------------------------
Paul H. Schubert                           Chief Financial Officer and Treasurer        January 30, 2009

/s/John W. Ballantine
-------------------------------------
John W. Ballantine*                        Trustee                                      January 30, 2009

/s/Henry P. Becton, Jr.
-------------------------------------
Henry P. Becton, Jr.*                      Trustee                                      January 30, 2009

/s/Dawn-Marie Driscoll
-------------------------------------
Dawn-Marie Driscoll*                       Trustee                                      January 30, 2009

/s/Keith R. Fox
-------------------------------------
Keith R. Fox*                              Trustee                                      January 30, 2009

/s/Paul K. Freeman
-------------------------------------
Paul K. Freeman*                           Chairperson and Trustee                      January 30, 2009

/s/Kenneth C. Froewiss
-------------------------------------
Kenneth C. Froewiss*                       Trustee                                      January 30, 2009

/s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      January 30, 2009

/s/William McClayton
-------------------------------------
William McClayton*                         Trustee                                      January 30, 2009

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      January 30, 2009

/s/William N. Searcy, Jr.
-------------------------------------
William N. Searcy, Jr.*                    Trustee                                      January 30, 2009

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----

/s/Jean Gleason Stromberg
-------------------------------------
Jean Gleason Stromberg*                    Trustee                                      January 30, 2009

/s/Robert H. Wadsworth
-------------------------------------
Robert H. Wadsworth*                       Trustee                                      January 30, 2009

/s/Axel Schwarzer
-------------------------------------
Axel Schwarzer*                            Trustee                                      January 30, 2009

*By:     Caroline Pearson
         ------------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement, as filed on January 28, 2009.

                                                                File No. 2-91577
                                                               File No. 811-4049


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 45
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 47

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                DWS INCOME TRUST

                                DWS INCOME TRUST

                                  EXHIBIT INDEX
                                  -------------

                                       (c)
                                     (h)(6)
                                     (h)(7)
                                     (m)(1)
                                     (m)(2)





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